Shares in Group Companies - Summary of Shares in Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of interests in other entities [Line Items]
At January 1	€ 24,846	€ 25,037
Capital contributions and acquisitions	65	96
Dividend received	(1,196)	(735)
Net result for the financial year	2,119	0	€ 1,376
Revaluations	209	448
At December 31	€ 26,042	€ 24,846	€ 25,037